ORGANIZATION AND BUSINESS BACKGROUND (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	$ 1,174,494	$ 1,109,478
Non-current assets	186,341	199,939
Total assets	1,360,835	1,309,417
Current liabilities	327,302	341,499
Total liabilities	371,949	362,257
Net revenue	503,327	570,341	$ 540,768
Net profit	79,326	125,539	107,437
Net cash (used in) provided by operating activities	175,124	100,521	105,719
Net cash used in investing activities	(187,580)	(9,888)	(49,748)
Net cash provided by financing activities	(18,213)	(10,155)	$ (12,197)
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	9,708	23,946
Non-current assets	183	167
Total assets	9,891	24,113
Current liabilities	6,919	17,776
Total liabilities	6,919	17,776
Net revenue	981	32,751
Cost of revenue	(2,147)	25,527
Net profit	3,128	5,521
Net cash (used in) provided by operating activities	1,120	(4,829)
Net cash used in investing activities	0	0
Net cash provided by financing activities	$ 0	$ 0